Quarterly Financial Information (Unaudited) (Tables)	8 Months Ended
Dec. 31, 2020
Quarterly Financial Information Disclosure [Abstract]
Schedule of unaudited condensed balance sheet
	As of September 30, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Unaudited Condensed Balance Sheet
Total assets	$346,471,407	$—	$346,471,407
Liabilities and shareholders’ equity
Total current liabilities	$132,667	$—	$132,667
Deferred underwriting commissions	12,075,000	—	12,075,000
Derivative warrant liabilities	—	22,388,000	22,388,000
Total liabilities	12,207,667	22,388,000	34,595,667
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption shareholders’ equity	329,263,730	(22,388,000)	306,875,730
Preference shares – $0.0001 par value	—	—	—
Class A ordinary shares – $0.0001 par value	157	224	381
Class B ordinary shares – $0.0001 par value	863	—	863
Additional paid-in-capital	5,116,609	2,273,806	7,390,415
Accumulated deficit	(117,619)	(2,274,030)	(2,391,649)
Total shareholders’ equity	5,000,010	—	5,000,010
Total liabilities and shareholders’ equity	$346,471,407	$—	$346,471,407

Schedule of unaudited condensed statement of operations
	Three Months Ended September 30, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Unaudited Condensed Statement of Operations
Loss from operations	$(181,964)	$—	$(181,964)
Other (expense) income:
Change in fair value of derivative warrant liabilities	—	(1,585,500)	(1,585,500)
Financing cost – derivative warrant liabilities	—	(688,530)	(688,530)
Interest earned on investments held in Trust Account	91,049	—	91,049
Total other (expense) income	91,049	(2,274,030)	(2,182,981)
Net loss	$(90,915)	$(2,274,030)	$(2,364,945)
Basic and Diluted weighted-average Class A ordinary shares outstanding	34,085,526		34,085,526
Basic and Diluted net loss per Class A share	$—		$0.00
Basic and Diluted weighted-average Class B ordinary shares outstanding	8,625,000		8,625,000
Basic and Diluted net loss per Class B share	$(0.02)	$(0.26)	$(0.28)
	Period From May 6, 2020 (Inception) Through September 30, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Unaudited Condensed Statement of Operations
Loss from operations	$(208,668)	$—	$(208,668)
Other (expense) income:
Change in fair value of warrant liabilities	—	(1,585,500)	(1,585,500)
Financing costs	—	(688,530)	(688,530)
Interest earned on investments held in Trust Account	91,049	—	91,049
Total other (expense) income	91,049	(2,274,030)	(2,182,981)
Net loss	$(117,619)	$(2,274,030)	$(2,391,649)
Basic and Diluted weighted-average Class A ordinary shares outstanding	34,085,526	—	34,085,526
Basic and Diluted net loss per Class A share	$0.00	—	$0.00
Basic and Diluted weighted-average Class B ordinary shares outstanding	8,625,000	—	8,625,000
Basic and Diluted net loss per Class B share	$(0.02)	$(0.26)	$(0.29)

Schedule of unaudited condensed statement of cash flows
	Period From May 6, 2020 (Inception) Through September 30, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Unaudited Condensed Statement of Cash Flows
Net loss	$(117,619)	$(2,274,030)	$(2,391,649)
Change in fair value of derivative warrant liabilities	—	1,585,500	1,585,500
Financing Costs – derivative warrant liabilities	—	688,530	688,530
Net cash used in operating activities	(347,771)	—	(347,771)
Net cash used in investing activities	(345,000,000)	—	(345,000,000)
Net cash provided by financing activities	346,524,614	—	346,524,614
Net change in cash	$1,176,843	$—	$1,176,843